Long-term investments - Cummins Westport Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	75.00%
Investment income from CWI	$ 26,741	$ 22,728	$ 12,514
Dividends received	25,045	23,191	16,633
Due from related parties	$ 272	122
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	25.00%
Equity method investment, ownership percentage	50.00%
Investment income from CWI	$ 26,586	22,701	12,482
Dividends received	25,045	23,191	16,633
Other Noncurrent Assets | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Carrying amount	7,850	6,309
Maximum exposure to loss	7,850	6,309
Other Current Assets | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Carrying amount	272	122
Maximum exposure to loss	272	122
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Due from related parties	272	122
Sales To Related Party | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Expense recovery	$ 1,903	$ 1,855	$ 2,721